FIRSTAR STELLAR FUNDS

Treasury Fund                                          Growth Equity Fund
Tax-Free Money Market Fund                             Relative Value Fund
Ohio Tax-Free Money Market Fund                        Science & Technology Fund
Strategic Income Fund                                  Stellar Fund
U.S. Government Income Fund                            Capital Appreciation Fund
Insured Tax-Free Bond Fund                             International Equity Fund

                                                                  August 4, 2000
--------------------------------------------------------------------------------

                          Supplement to the Prospectus
                              dated March 31, 2000

CHANGE IN DISTRIBUTOR

On August 1, 2000, Quasar Distributors, LLC will replace Edgewood Services, Inc. as the Trust's distributor. Accordingly, the paragraph on pages 12, 14 and 23 of the Money Market Funds, Bond Funds and Stock Funds prospectuses, respectively should be revised as follows:

         Quasar Distributors, LLC is the distributor for shares of the funds. Quasar is based in Milwaukee, Wisconsin and is a member of the National Association of Securities Dealers.

    PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.


Firstar Stellar Funds

                                                                  August 4, 2000
--------------------------------------------------------------------------------

              Supplement to the Statement of Additional Information
                              dated March 31, 2000


The Statement of Additional Information is amended as follows:

UNDER "DISTRIBUTION PLAN" ON PAGE 53
--------------------------------------

Effective August 1, 2000 the Distributor for the Funds is Quasar Distributors, LLC.

UNDER "MANAGEMENT OF THE FUND" ON PAGES 46-48
-----------------------------------------------

As of July 20, 2000, the Trust's new president is Bruce Laning, President of Firstar Investment Research & Management Company, LLC. Please replace the information concerning Daniel B. Benhase with the following:

------------------------------ ---------------------- --------------------- --------------------------------------------
NAME AND ADDRESS                        AGE           POSITION AND OFFICE              PRINCIPAL OCCUPATION
                                                         WITH THE TRUST             DURING THE PAST FIVE YEARS
------------------------------ ---------------------- --------------------- --------------------------------------------
Bruce R. Laning                         41                 President        President, Firstar Investment Research &
Firstar Investment Research                                                 Management Company, LLC, February 2000 -
& Management Company, LLC                                                   present; Senior Investment Officer,
777 E. Wisconsin Avenue                                                     FIRMCO, 1993 - 2000.
Milwaukee, WI  53202
------------------------------ ---------------------- --------------------- --------------------------------------------

As of July 20, 2000, the Trust's new treasurer is Cheryl L. King, the previous Assistant Treasurer of the Trust. Please replace the information concerning Michael T. Karbouski with the following:

------------------------------ ---------------------- --------------------- --------------------------------------------
NAME AND ADDRESS                        AGE           POSITION AND OFFICE              PRINCIPAL OCCUPATION
                                                         WITH THE TRUST             DURING THE PAST FIVE YEARS
------------------------------ ---------------------- --------------------- --------------------------------------------
Cheryl L. King                          38                 Treasurer        Assistant Vice President, Firstar Mutual
Firstar Mutual Fund                                                         Fund Services, LLC, October 1998 to
Services, LLC                                                               present; Financial Analyst, Sunstone
615 E. Michigan Street                                                      Financial Group, Inc., Milwaukee,
Milwaukee, WI  53202                                                        Wisconsin, 1996 to 1998; Accountant,
                                                                            Nicholas Company, Inc., Milwaukee,
                                                                            Wisconsin, 1981 to 1996.
------------------------------ ---------------------- --------------------- --------------------------------------------


                PLEASE RETAIN THIS SUPPLEMENT WITH YOUR STATEMENT
                OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.